Annual Total Returns [BarChart] - First Trust China AlphaDEX Fund - First Trust China AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2012	28.05%
2013	(1.63%)
2014	(1.68%)
2015	(4.37%)
2016	(4.96%)
2017	58.35%
2018	(17.87%)
2019	17.34%
2020	13.58%